Transactions and Balances with Related Parties - Schedule of Compensation to Key Management Personnel for Employee Services (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Compensation to Key Management Personnel For Employee Services [Abstract]
Management fees, directors, and consulting fees	$ 312	$ 341	$ 240
Share-based payments	346	264	3
Total	$ 658	$ 605	$ 243
Number of persons	6	11	8